Note 11 - Options (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Stock Option Transactions [Abstract]
Outstanding, beginning of period, (in Shares)	5,062,007	4,858,208	4,455,072
Outstanding, beginning of period,	$ 3.89	$ 3.96	$ 3.97
Outstanding, beginning of period,	$ 2.21	$ 2.21	$ 2.21
Granted (in Shares)	460,000	355,000	479,001
Granted	$ 2.42	$ 2.52	$ 3.86
Granted	$ 1.20	$ 1.66	$ 2.10
Exercised (in Shares)	(27,500)	(91,000)	(48,000)
Exercised	$ 2.57	$ 2.34	$ 2.45
Exercised	$ 1.68	$ 1.86	$ 1.07
Forfeiture (in Shares)		60,168
Expired (in Shares)	(102,047)	(33)	(33)
Expired	$ 19.24	$ 770.13	$ 709.18
Expired	$ 13.29	$ 493.31	$ 709.18
Balance at end of period (in Shares)	5,392,460	5,062,007	4,858,208
Balance at end of period	$ 3.48	$ 3.89	$ 3.96
Balance at end of period	$ 1.88	$ 2.21	$ 2.21
Options exercisable, end of year (in Shares)	4,396,610	3,812,930	3,640,381
Options exercisable, end of year	$ 3.49	$ 4.01	$ 4.09
Options exercisable, end of year	$ 1.96	$ 2.35	$ 2.40